Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disaggregation of Revenue and Contract Balances
The Company derived its revenues from contracts with customers for the following products and services:
a.Disaggregation of revenues

	For the Year Ended December 31,
	2024	2023	2022
Products and services

Sales of hardware and related revenue	$148,637	$194,018	$241,428
Battery swapping service revenue	137,891	131,785	121,660
Leasing service revenue	13,588	13,253	10,653
Other revenue	10,525	10,790	9,085
	$310,641	$349,846	$382,826
b.Contract balances

	As of December 31,		As of January 1,
	2024	2023	2023
Trade receivables (Note 5)	$16,977	$17,135	$16,143
Contract liabilities
Sales of hardware and battery swapping service revenues	$16,575	$11,606	$12,965